SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Proceeds received from initial public offering, gross			$ 0	$ 500,000,000
Class A ordinary shares issuance costs			(28,550,129)
Class A ordinary shares subject to possible redemption	$ 556,398,479		550,700,038	522,938,352
Warrant
Class of Stock [Line Items]
Proceeds allocated to Public Warrants				(2,625,000)
Common Class A
Class of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 500,000,000
Class A ordinary shares issuance costs				(28,550,129)
Class A Ordinary Shares Subject To Redemption
Class of Stock [Line Items]
Accretion of carrying value to redemption value	5,698,441		27,761,686	54,113,481
Class A ordinary shares subject to possible redemption	$ 556,398,479		$ 550,700,038	$ 522,938,352